Fair Value Measurements - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 8.25% Senior Unsecured Bonds	Feb. 29, 2012 8.25% Senior Unsecured Bonds	Dec. 31, 2012 2017 Senior Secured Notes	Nov. 30, 2012 2017 Senior Secured Notes
Fair Value Measurements [Line Items]
Fair value of long term debt			$ 308,900,000		$ 512,500,000
Long-term debt, non current	$ 2,034,958,000	$ 1,456,250,000	$ 300,000,000	$ 300,000,000	$ 497,500,000	$ 500,000,000